CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
CASH FLOW INFORMATION
CASH FLOW INFORMATION

NOTE 25 – CASH FLOW INFORMATION

Movement in net debt for the year ended 31 December 2023, 2022 and 2021 is as follows;

2023	Lease liabilities	Bank borrowings	Total

1 January	432,309	39,501	471,810

Increase in lease liabilities	248,886	—	248,886
Cash inflows	—	577,338	577,338
Cash outflows	(307,475)	(379,753)	(687,228)
Other non-cash movements (*)	77,020	9,939	86,959
Monetary gain	(174,347)	(60,744)	(235,091)
31 December	276,393	186,281	462,674

Less: cash and cash equivalents			(5,500,000)

Net debt/(cash)			(5,037,326)

2022	Lease liabilities	Bank borrowings	Total

1 January	571,793	522,895	1,094,688

Increase in lease liabilities	351,907	—	351,907
Cash inflows	—	1,556,602	1,556,602
Cash outflows	(330,946)	(1,925,096)	(2,256,042)
Other non-cash movements(*)	128,368	38,374	166,742
Monetary gain	(288,813)	(153,274)	(442,087)
31 December	432,309	39,501	471,810

Less: cash and cash equivalents			(8,676,955)

Net debt/(cash)			(8,205,145)

2021	Lease liabilities	Bank borrowings	Total

1 January	530,603	1,279,722	1,810,325

Increase in lease liabilities	497,794	—	497,794
Cash inflows	—	5,829,364	5,829,364
Cash outflows	(252,679)	(6,370,526)	(6,623,205)
Other non-cash movements(*)	65,772	27,351	93,123
Monetary gain	(269,697)	(243,016)	(512,713)
31 December	571,793	522,895	1,094,688

Less: cash and cash equivalents			(10,321,986)

Net debt/(cash)			(9,227,298)
(*)	Other non-cash movements consist of interest accrual and disposals and bank borrowings.